Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Credit facilities	$ 908,288	$ 874,038
Financial liabilities	502,275	695,934
Finance lease liabilities	468,414	389,007
Total borrowings	1,878,977	1,958,979
Less: Current portion of long-term borrowings, net	(285,036)	(391,095)
Less: Deferred finance costs, net	(17,514)	(13,532)
Long-term borrowings, net	$ 1,576,427	$ 1,554,352